Schedule of Investments (unaudited) September 30, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.2%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama, RB
5.75%, 06/01/35	$200	$202,048
5.75%, 06/01/45	355	350,644
6.00%, 06/01/50	450	451,098
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	950	955,263
County of Jefferson AL Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	365	404,537
Series D, Sub-Lien, 7.00%, 10/01/51	2,355	2,761,167
Series D, Sub-Lien, 6.50%, 10/01/53	3,465	4,001,486
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(a)	7,330	8,024,224

		17,150,467

Arizona — 2.8%
Arizona Industrial Development Authority, RB(a)
5.00%, 07/01/45	1,135	1,156,554
7.10%, 01/01/55	4,760	4,582,500
5.00%, 07/01/55	1,215	1,230,880
Series A, 5.00%, 07/01/39	1,270	1,308,392
Series A, 5.00%, 12/15/39	150	160,118
Series A, 5.00%, 07/01/49	2,790	2,818,960
Series A, 5.00%, 07/15/49	675	709,526
Series A, 5.00%, 12/15/49	345	360,283
Series A, 5.00%, 07/01/54	1,110	1,120,545
Series B, 5.13%, 07/01/47	420	441,756
Series B, 5.25%, 07/01/51	570	601,703
Arizona Industrial Development Authority, Refunding RB(a)
Series A, 5.00%, 07/01/26	760	820,868
Series A, 5.25%, 07/01/47	3,235	3,419,169
Series A, 5.50%, 07/01/52	2,970	3,176,712
Florence Town Inc Industrial Development Authority, RB, 6.00%, 07/01/43	1,375	1,442,059
Industrial Development Authority of the City of Phoenix, RB
5.00%, 07/01/54	1,330	1,381,059
5.00%, 07/01/59	655	678,508
Series A, 5.00%, 07/01/34(a)	250	256,473
Series A, 6.50%, 07/01/34(a)	465	509,612
Series A, 5.00%, 07/01/36(a)	1,225	1,297,826
Series A, 5.00%, 07/01/39(a)	205	209,061
Series A, 5.00%, 07/01/41(a)	1,685	1,760,370
Series A, 5.00%, 07/01/43	1,445	1,467,210
Series A, 6.75%, 07/01/44(a)	810	879,457
Series A, 5.25%, 07/01/48(a)	1,690	1,717,378
Series A, 5.00%, 07/01/49(a)	320	322,259
Series A, 5.00%, 07/01/54(a)	530	533,424
Industrial Development Authority of the City of Phoenix, Refunding RB(a)
5.00%, 07/01/35	615	650,543
5.00%, 07/01/45	1,500	1,557,005
Series A, 5.00%, 07/01/35	295	313,694

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	$700	$701,225
5.25%, 07/01/49	870	848,955
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(a)	1,340	1,369,788

		39,803,872

Arkansas(a) — 1.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	15,880	15,992,113
AMT, 4.75%, 09/01/49	8,190	8,189,017

		24,181,130

California — 2.8%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	1,665	1,665,017
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,694,451
California Municipal Finance Authority, RB(a)
Series A, 5.50%, 08/01/34	310	327,425
Series A, 6.00%, 08/01/44	655	687,737
Series A, 6.13%, 08/01/49	570	598,255
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/42	345	401,501
California Pollution Control Financing Authority, Refunding RB, 5.00%, 11/21/45(a)	3,000	3,347,820
California School Finance Authority, RB
6.65%, 07/01/33	295	318,821
6.90%, 07/01/43	650	697,294
California Statewide Communities Development Authority, RB(a)
5.25%, 12/01/38	1,420	1,613,631
5.25%, 12/01/48	1,000	1,114,570
City of Chula Vista California, Refunding RB, Series A, 5.88%, 02/15/34	500	502,145
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	310	320,125
6.50%, 05/01/42	760	783,446
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 3.50%, 06/01/36	5,860	5,959,268
Series A-1, 5.00%, 06/01/47	5,195	5,350,330
Series A-1, 5.25%, 06/01/47	945	977,612
Series A-2, 5.00%, 06/01/47	3,950	4,071,265
Hastings Campus Housing Finance Authority, RB, Series A, 6.75%, 07/01/61(a)(b)	4,420	1,737,458
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/48	2,115	2,336,779
San Francisco City & County Redevelopment Agency Successor Agency, ST, 0.00%, 08/01/43(c)	3,000	822,690
San Francisco City & County Redevelopment Agency Successor Agency, TA(a)
Series D, 0.00%, 08/01/23(c)	1,000	889,430
Series D, 0.00%, 08/01/26(c)	580	444,367
Series D, 0.00%, 08/01/31(c)	1,155	688,010
Sub-Series D, 3.00%, 08/01/21	500	505,905

		38,855,352

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 4.1%
9th Avenue Metropolitan District No.2, GO, 5.00%, 12/01/48	$1,565	$1,590,525
Aurora Crossroads Metropolitan District No.2, GO
Series A, 5.00%, 12/01/40	1,000	1,021,260
Series A, 5.00%, 12/01/50	500	503,190
Aviation Station North Metropolitan District No.2, GO
Series A, 5.00%, 12/01/39	750	765,023
Series A, 5.00%, 12/01/48	1,350	1,352,079
Broadway Station Metropolitan District No.2, GO
Series A, 5.00%, 12/01/35	735	747,150
Series A, 5.13%, 12/01/48	3,925	3,871,267
Bromley Park Metropolitan District No.2, Refunding GO, Sub-Series B, 6.38%, 12/15/47	937	873,706
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(a)	820	823,206
Colorado Educational & Cultural Facilities Authority, RB
5.00%, 12/01/33	450	464,364
5.00%, 12/01/42	545	556,576
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	4,620	5,103,067
Colorado High Performance Transportation Enterprise, RB, 5.00%, 12/31/56	2,500	2,661,400
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	1,260	1,265,897
Copperleaf Metropolitan District No.2, Refunding GO, 5.75%, 12/01/45	780	804,586
Copperleaf Metropolitan District No.3, GO
Series A, 5.00%, 12/01/37	500	513,835
Series A, 5.13%, 12/01/47	1,200	1,220,292
Green Gables Metropolitan District No.1, GO, Series A, 5.30%, 12/01/21(d)	1,000	1,058,750
Green Valley Ranch East Metropolitan District No.6, GO, Series A, 5.88%, 12/01/50	2,615	2,703,805
Home Place Metropolitan District, GO, Series A, 5.75%, 12/01/50	2,345	2,410,754
Jefferson Center Metropolitan District No.1, RB
Series A-2, 4.13%, 12/01/40	580	580,505
Series A-2, 4.38%, 12/01/47	1,000	1,000,860
Karl’s Farm Metropolitan District No.2, GO(a)
Series A, 5.38%, 12/01/40	515	518,198
Series A, 5.63%, 12/01/50	1,350	1,357,762
Leyden Rock Metropolitan District No.10, GO, Series A, 5.00%, 12/01/45	1,250	1,268,162
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	760	771,491
Palisade Metropolitan District No.2, GO, Subordinate, 7.25%, 12/15/49	2,825	2,462,863
Palisade Park West Metropolitan District, GO, Series A, 5.13%, 12/01/49	1,500	1,477,200
Pomponio Terrace Metropolitan District, GO, Series A, 5.00%, 12/01/49	1,450	1,400,975
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	1,240	1,296,246
Regional Transportation District, RB
6.00%, 01/15/34	1,500	1,504,305
6.00%, 01/15/41	1,000	1,002,870
Southlands Metropolitan District No.1, Refunding GO
Series A-1, 5.00%, 12/01/37	1,115	1,182,034

Security	Par (000)	Value

Colorado (continued)
Southlands Metropolitan District No.1, Refunding GO (continued)
Series A-1, 5.00%, 12/01/47	$3,990	$4,176,014
Tallyn’s Reach Metropolitan District No.3, GO, Subordinate, 6.75%, 11/01/38	845	872,463
Thompson Crossing Metropolitan District No.4, Refunding GO
5.00%, 12/01/39	1,400	1,428,840
5.00%, 12/01/49	1,480	1,487,074
Timberleaf Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,730	1,787,661
Westcreek Metropolitan District No.2, GO, Series A, 5.38%, 12/01/48	800	807,360
Wild Plum Metropolitan District, GO, Series A, 5.00%, 12/01/49	595	577,608

		57,271,223

Connecticut — 1.7%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series C-2, AMT, 2.00%, 05/15/30	175	173,763
Series C-2, AMT, 2.05%, 11/15/30	500	495,955
Series C-2, AMT, 2.15%, 11/15/31	400	393,792
Connecticut State Health & Educational Facilities Authority, RB(a)
Series A, 5.00%, 01/01/45	825	871,167
Series A, 5.00%, 01/01/55	1,100	1,146,838
Connecticut State Health & Educational Facilities Authority, Refunding RB
4.00%, 07/01/39	940	943,393
4.00%, 07/01/44	3,500	3,423,805
4.00%, 07/01/49	1,750	1,671,792
Mashantucket Western Pequot Tribe, 7.35%, 07/01/26	32,631	5,384,030
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	3,795	3,602,252
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	980	993,583
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30(a)	2,045	2,194,408
State of Connecticut, GO, Series A, 4.00%, 04/15/37	1,800	2,078,262

		23,373,040

Delaware — 0.9%
County of Kent, RB, Series A, 5.00%, 07/01/58	1,500	1,456,005
Delaware State Economic Development Authority, RB
5.38%, 10/01/45	10,080	10,111,752
Series A, 5.00%, 06/01/46	1,000	1,019,980

		12,587,737

District of Columbia — 1.6%
District of Columbia Tobacco Settlement Financing Corp. Refunding RB, 6.75%, 05/15/40	385	396,234
District of Columbia Tobacco Settlement Financing Corp., RB(c)
Series A, 0.00%, 06/15/46	40,740	8,241,295
Series B, 0.00%, 06/15/46	43,620	5,243,560
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	3,830	4,004,112

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB (continued)
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(c)	$3,005	$2,370,825
Series B, Subordinate, 4.00%, 10/01/49	2,170	2,380,403

		22,636,429

Florida — 8.5%
Alachua County Health Facilities Authority, RB, Series A, 5.00%, 12/01/44	1,720	1,956,707
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,260	1,283,423
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,280	2,503,645
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(a)	2,250	2,214,180
5.00%, 07/01/49(a)	1,280	1,326,118
5.00%, 01/01/55(a)	4,350	4,284,010
Series A, 8.25%, 01/01/44(e)(f)	445	249,200
Series A, 8.25%, 01/01/49(e)(f)	950	532,000
Series A, 5.00%, 06/15/49(a)	500	531,520
Series A, 5.00%, 12/15/49	300	325,230
Series A, 5.75%, 01/01/50(e)(f)	570	570,000
Series A, 5.75%, 06/01/54(a)	1,925	1,952,739
Series A, 5.00%, 12/15/54	260	281,310
Series B, 0.00%, 01/01/35(c)	3,645	1,448,268
Series B, 0.00%, 01/01/60(c)	64,500	3,940,305
Celebration Pointe Community Development District, SAB
4.00%, 05/01/22(a)	150	152,469
4.75%, 05/01/24	315	327,080
5.00%, 05/01/34	1,180	1,235,118
Charles Cove Community Development District, SAB
3.25%, 05/01/25	300	301,215
3.75%, 05/01/30	360	366,602
4.25%, 05/01/40	975	990,454
4.38%, 05/01/50	1,505	1,526,777
Charlotte County Industrial Development Authority, RB(a)
AMT, 5.00%, 10/01/34	530	561,297
AMT, 5.00%, 10/01/49	2,510	2,542,605
City of Tallahassee Florida, RB, Series A, 5.00%, 12/01/55	2,600	2,852,226
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	2,090	2,430,357
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(a)(e)(f)	370	284,921
County of Lake Florida, RB(a)
5.00%, 01/15/39	550	578,474
5.00%, 01/15/49	825	851,367
5.00%, 01/15/54	830	855,207
County of Osceola Florida Transportation Revenue, Refunding RB
Sereis A-1, 4.00%, 10/01/54	2,500	2,653,175
Series A-2, 0.00%, 10/01/50(c)	1,770	592,277
Series A-2, 0.00%, 10/01/51(c)	2,125	684,250
Series A-2, 0.00%, 10/01/52(c)	2,125	657,326
Series A-2, 0.00%, 10/01/53(c)	5,675	1,685,645
Series A-2, 0.00%, 10/01/54(c)	2,125	606,241
County of Palm Beach Florida, RB, 5.00%, 04/01/51(a)	540	538,850

Security	Par (000)	Value

Florida (continued)
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	$6,530	$7,093,343
Florida Development Finance Corp. RB
Series A, 5.75%, 06/15/29	695	764,848
Series A, 6.00%, 06/15/34	835	916,763
Series A, 6.13%, 06/15/44	3,185	3,453,846
AMT, 5.00%, 05/01/29(a)	3,300	3,510,837
Series A, AMT, 5.00%, 08/01/29(a)(g)	2,240	2,269,859
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	915	903,544
4.50%, 05/01/52	1,015	1,011,245
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36	2,000	1,929,380
Greeneway Improvement District, SAB, 5.13%, 05/01/43	1,260	1,296,527
Hills Minneola Community Development District, SAB(a)
4.00%, 05/01/40	1,025	1,031,939
4.00%, 05/01/50	1,500	1,479,630
Lakewood Ranch Stewardship District, Refunding SAB, 8.00%, 05/01/21(d)	515	538,448
Lakewood Ranch Stewardship District, SAB
4.00%, 05/01/21	54	54,104
3.90%, 05/01/23	275	280,726
4.25%, 05/01/25	100	104,072
4.25%, 05/01/26	175	181,960
4.25%, 05/01/28	535	572,327
4.75%, 05/01/29	955	1,056,211
4.95%, 05/01/29(a)	665	743,450
4.88%, 05/01/35	265	280,585
5.00%, 05/01/38	1,175	1,281,420
3.75%, 05/01/39(a)	570	573,545
5.30%, 05/01/39	1,090	1,220,201
5.50%, 05/01/39(a)	670	759,820
3.75%, 05/01/40	525	523,892
4.88%, 05/01/45	545	568,680
5.13%, 05/01/46	1,005	1,058,104
5.10%, 05/01/48	2,545	2,748,473
5.45%, 05/01/48	1,935	2,156,016
5.65%, 05/01/48(a)	1,125	1,269,788
4.00%, 05/01/49(a)	355	357,840
3.90%, 05/01/50	525	517,104
Martin County Health Facilities Authority, RB, 5.50%, 11/15/21(d)	1,000	1,059,280
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	1,405	1,554,576
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(d)	1,450	1,551,892
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/29	1,745	1,822,146
Series A, 5.00%, 05/01/37	890	918,640
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.50%, 06/01/49	1,000	1,094,090
Pine Island Community Development District, RB, 0.00%, 11/01/24(c)	940	802,234
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	220	240,112
Santa Rosa Bay Bridge Authority, RB 6.25%, 07/01/28(e)(f)	345	273,130

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Santa Rosa Bay Bridge Authority, RB (continued)
6.25%, 07/01/28	$57	$57,090
Seminole County Industrial Development Authority, Refunding RB
5.50%, 11/15/49	3,025	2,666,326
5.75%, 11/15/54	2,420	2,169,506
Southern Groves Community Development District No.5, SAB
3.38%, 05/01/25	405	410,962
4.00%, 05/01/30	235	247,187
4.30%, 05/01/40	895	916,059
4.50%, 05/01/46	650	665,184
Tolomato Community Development District, Refunding SAB
Series 2015-2, 6.61%, 05/01/40(b)	125	81,841
Series A-2, 4.25%, 05/01/37	915	892,299
Series A-4, Convertible, 6.61%, 05/01/40(b)	50	45,271
Tolomato Community Development District, SAB(e)(f)
Series 2015-1, 6.61%, 05/01/40(b)	205	172,838
Series 2015-3, 6.61%, 05/01/40	135	1
Series 3, 6.65%, 05/01/40	105	1
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	740,209
5.50%, 05/01/49	1,700	1,863,166
V-Dana Community Development District, SAB(a)
3.00%, 05/01/25	300	299,025
3.50%, 05/01/31	525	525,457
4.00%, 05/01/40	750	748,395
4.00%, 05/01/51	1,200	1,168,596
Viera East Community Development District, Refunding SAB, 5.00%, 05/01/26	640	677,779
Village Community Development District No.10, SAB, 5.13%, 05/01/43	1,525	1,562,469
Village Community Development District No.9, SAB
7.00%, 05/01/41	1,235	1,258,020
5.50%, 05/01/42	470	482,507
West Villages Improvement District, SAB
4.25%, 05/01/29	400	425,504
4.75%, 05/01/39	885	948,030
5.00%, 05/01/50	1,415	1,517,517

		119,038,454

Georgia — 1.3%
Clayton County Development Authority, Refunding RB, Series A, 8.75%, 06/01/29	593	597,010
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	555	644,977
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	1,020	1,364,423
Series A, 5.00%, 05/15/36	1,020	1,374,226
Series A, 5.00%, 05/15/37	1,120	1,521,733
Series A, 5.00%, 05/15/38	615	842,175
Series A, 5.00%, 05/15/49	2,055	2,906,777
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	4,150	4,602,474
Series A, 5.00%, 01/01/49	3,235	3,877,439
Series A, 5.00%, 01/01/59	525	625,154

		18,356,388

Security	Par (000)	Value

Guam — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$2,445	$2,929,721

Idaho — 0.4%
Idaho Health Facilities Authority, Refunding RB
3.50%, 09/01/33	375	377,164
5.00%, 09/01/37	1,000	1,070,830
Idaho Housing & Finance Association, RB(a)
5.00%, 12/01/46	1,000	1,077,300
Series A, 6.00%, 07/01/39	370	419,832
Series A, 6.00%, 07/01/49	595	657,624
Series A, 6.00%, 07/01/54	570	627,718
Series A, 6.95%, 06/15/55	1,540	1,578,007
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	265	266,158

		6,074,633

Illinois — 6.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,570	1,610,804
Series C, 5.25%, 12/01/39	2,250	2,388,937
Series D, 5.00%, 12/01/46	3,620	3,798,304
Series H, 5.00%, 12/01/46	725	779,477
Chicago Board of Education, Refunding GO
Series A, 0.00%, 12/01/25(c)	590	507,925
Series A, 5.00%, 12/01/28	530	599,075
Series A, 5.00%, 12/01/29	660	746,500
Series A, 5.00%, 12/01/30	2,210	2,485,985
Series B, 4.00%, 12/01/35	1,155	1,162,126
Series C, 5.00%, 12/01/25	1,220	1,352,297
Series C, 5.00%, 12/01/30	1,370	1,508,110
Series D, 5.00%, 12/01/31	1,500	1,642,470
Series G, 5.00%, 12/01/44	3,700	3,989,562
Chicago O’Hare International Airport, ARB, AMT, 5.00%, 07/01/48	2,000	2,232,420
City of Chicago Illinois, Refunding GO
Series A, 5.25%, 01/01/32	2,315	2,386,950
Series A, 6.00%, 01/01/38	3,870	4,219,345
Series B, 5.43%, 01/01/42	9,215	8,794,427
Illinois Finance Authority, RB, Series A, 6.00%, 10/01/48	1,700	1,759,007
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	335	351,556
4.00%, 09/01/35	1,000	1,024,760
4.00%, 09/01/37	1,000	1,009,170
4.00%, 09/01/39	2,000	2,018,420
4.75%, 10/15/40(a)(g)	6,800	6,889,012
4.00%, 09/01/41	1,250	1,234,013
6.13%, 02/01/45	790	818,606
Series C, 5.00%, 02/15/36	1,805	2,161,199
Series C, 5.00%, 02/15/41	3,000	3,550,200
Metropolitan Pier & Exposition Authority, RB
Series A, 0.00%, 12/15/52(c)	4,520	1,122,271
Series A, 5.50%, 06/15/53	3,925	4,276,405
Series A, 0.00%, 12/15/56(c)	7,645	1,564,167
Series A, 5.00%, 06/15/57	4,555	4,938,394
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (AGM), 0.00%, 06/15/44	3,455	1,497,224
Series B, 0.00%, 12/15/54	38,935	8,749,473

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Quad Cities Regional Economic Development Authority, Refunding RB, 4.75%, 10/01/32	$675	$713,009
State of Illinois, GO
5.50%, 05/01/30	1,235	1,430,908
5.00%, 03/01/35	1,095	1,112,400
5.00%, 02/01/39	510	523,331
5.50%, 05/01/39	2,460	2,722,285
Series A, 5.00%, 04/01/35	1,460	1,488,762
Series A, 5.00%, 04/01/38	2,190	2,226,814

		93,386,100

Indiana — 1.1%
City of Anderson Indiana, RB, 5.38%, 01/01/40	1,540	1,538,753
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	525	571,000
AMT, 7.00%, 01/01/44	1,270	1,398,384
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(a)	2,755	2,768,059
County of Allen Indiana, RB(a)
Series A-1, 6.63%, 01/15/34	430	406,978
Series A-1, 6.75%, 01/15/43	1,220	1,151,265
Series A-1, 6.88%, 01/15/52	1,270	1,221,588
Indiana Finance Authority, RB
Series A, AMT, 5.00%, 07/01/44	370	392,304
Series A, AMT, 5.00%, 07/01/48	1,230	1,304,157
Series A, AMT, 5.25%, 01/01/51	2,500	2,663,725
Indiana Finance Authority, Refunding RB, 5.00%, 03/01/39	725	735,737
Town of Chesterton Indiana, RB, Series A-1, 6.38%, 01/15/51(a)(e)(f)	1,745	1,594,057

		15,746,007

Iowa — 0.8%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	2,360	2,475,947
Iowa Finance Authority, Refunding RB
3.13%, 12/01/22	3,090	3,078,845
Series A, 5.25%, 12/01/50(g)	595	624,506
Iowa Tobacco Settlement Authority, Refunding RB
Series C, 5.38%, 06/01/38	3,075	3,078,751
Series C, 5.50%, 06/01/42	2,030	2,032,477

		11,290,526

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/24(c)	250	234,235
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 6.00%, 07/01/53	3,000	3,295,170

		3,529,405

Louisiana — 2.0%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(a)	3,075	2,755,139
Louisiana Local Government Environmental Facilities & Community Development Auth, RB
5.00%, 07/01/54(a)	1,990	1,996,706
Series A-2, 6.50%, 11/01/35	1,630	1,636,748
Louisiana Public Facilities Authority, RB
6.75%, 05/01/21(d)	645	669,497
4.00%, 06/01/50	2,665	2,988,824

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, RB (continued)
Series A, 5.00%, 04/01/49(a)	$500	$501,440
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 04/01/50	12,320	13,819,098
Parish of St James, RB, Series 2, 6.35%, 07/01/40(a)	3,160	3,725,261

		28,092,713

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, 6.75%, 07/01/41	1,075	1,096,833

Maryland — 1.3%
City of Baltimore Maryland, Refunding RB, Series A, 4.00%, 09/01/27	325	330,788
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(a)	5,100	5,065,473
Maryland Economic Development Corp., RB, Series D, AMT, 5.00%, 03/31/51	3,135	3,020,259
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/39	950	993,311
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(a)	8,165	9,110,507

		18,520,338

Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB
Series B, 0.00%, 11/15/56(c)	94	13,807
Series D, 4.00%, 07/01/45	715	745,166
Massachusetts Development Finance Agency, Refunding RB
4.00%, 10/01/32(a)	355	356,140
4.13%, 10/01/42(a)	855	837,378
Series A, 5.00%, 07/01/38	1,200	1,402,548
Series A, 5.00%, 07/01/39	3,055	3,561,214
Series A, 5.00%, 07/01/44	3,750	4,334,662

		11,250,915

Michigan — 0.5%
Advanced Technology Academy, Refunding RB
3.50%, 11/01/24	250	252,815
3.88%, 11/01/29	150	153,421
5.00%, 11/01/34	400	431,920
5.00%, 11/01/44	160	165,310
City of Detroit Michigan, GO
5.00%, 04/01/34	485	506,937
5.00%, 04/01/35	485	505,375
5.00%, 04/01/36	340	353,114
5.00%, 04/01/37	545	564,206
5.00%, 04/01/38	240	247,714
Kentwood Economic Development Corp., Refunding RB, 5.63%, 11/15/41	1,000	1,025,870
Michigan Finance Authority, RB(d)
Series C-2, AMT, Senior Lien, 5.00%, 07/01/22	350	378,675
Series C-1, Senior Lien, 5.00%, 07/01/22	800	867,432
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	2,030	2,247,738

		7,700,527

Minnesota — 1.2%
City of Cologne Minnesota,RB, Series A, 5.00%, 07/01/45	2,065	2,175,705
City of Deephaven Minnesota, Refunding RB, Series A, 5.25%, 07/01/40	500	543,590

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
City of Minneapolis Minnesota, RB
Series A, 5.00%, 07/01/55	$1,405	$1,426,440
Series A, 5.75%, 07/01/55	3,435	3,609,052
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,925	2,111,282
Series A, 5.25%, 02/15/53	3,850	4,507,811
Housing & Redevelopment Authority of The City of St Paul Minnesota, RB
5.00%, 07/01/49	555	612,759
5.00%, 07/01/55	870	958,879
Series A, 6.63%, 09/01/21(d)	500	529,495

		16,475,013

Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 11/15/48	3,650	4,069,312
Industrial Development Authority of the City of St Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	1,020	877,037
Series A, 4.75%, 11/15/47	1,135	962,639
Kansas City Industrial Development Authority, Refunding RB(a)(e)(f)
5.75%, 11/15/36	1,350	471,389
6.00%, 11/15/51	110	38,409
Kansas City Land Clearance Redevelopment Authority, TA(a)
Series B, 4.38%, 02/01/31	3,245	3,310,744
Series B, 5.00%, 02/01/40	1,240	1,278,105
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,252,118

		13,259,753

Nebraska — 0.7%
Central Plains Energy Project, RB, 5.00%, 09/01/42	780	845,575
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/42	6,090	8,445,246

		9,290,821

Nevada — 0.1%
City of Las Vegas NV Special Improvement District No.815, SAB, 5.00%, 12/01/49	810	845,195
County of Clark Nevada, Refunding SAB
4.00%, 08/01/22	535	567,758
4.00%, 08/01/23	330	350,057

		1,763,010

New Hampshire(a) — 0.5%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	4,650	4,761,460
Series C, AMT, 4.88%, 11/01/42	2,515	2,591,557

		7,353,017

New Jersey — 6.0%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	5,750	5,864,655
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	1,270	1,324,191
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	1,455	1,523,210

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
4.00%, 11/01/39	$1,165	$1,214,932
6.00%, 10/01/43	970	1,049,394
Series A, 5.00%, 07/01/32	235	234,145
Series A, 5.00%, 07/01/37	375	363,847
Series A, 5.25%, 11/01/54(a)	3,955	3,850,707
Series B, 5.00%, 06/15/43	3,755	4,264,328
Series EEE, 5.00%, 06/15/43	5,550	6,302,802
AMT, 5.13%, 09/15/23	1,520	1,567,014
AMT, 5.38%, 01/01/43	1,360	1,485,827
Series B, AMT, 6.50%, 04/01/31	2,750	2,921,160
New Jersey Economic Development Authority, Refunding RB, 4.00%, 06/15/36	5,000	5,408,150
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/32	1,140	1,374,384
5.00%, 07/01/33	1,450	1,741,914
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series E, 2.45%, 10/01/50	1,500	1,466,835
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/41	1,265	1,389,058
Series AA, 5.00%, 06/15/44	1,005	1,070,084
Series BB, 4.00%, 06/15/50	10,940	11,450,242
Series BB, 5.00%, 06/15/50	8,560	9,670,746
Series S, 5.25%, 06/15/43	4,095	4,758,431
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	1,195	1,381,599
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/36	575	636,427
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	900	1,062,396
Sub-Series B, 5.00%, 06/01/46	10,000	11,278,900

		84,655,378

New Mexico — 0.2%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42	2,030	2,129,572

NewYork — 7.3%
Build NYC Resource Corp. Refunding RB, AMT, 5.00%, 01/01/35(a)	1,215	1,310,062
Chautauqua Tobacco Asset Securitization Corp. Refunding RB, 5.00%, 06/01/48	4,475	4,484,800
City of New York Water & Sewer System, RB, Series 3, 5.40%, 01/01/21(e)(f)(g)	207	147,282
Erie Tobacco Asset Securitization Corp. Refunding RB, Series A, 5.00%, 06/01/45	3,210	3,210,032
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	4,115	4,289,229
Series C-1, 5.00%, 11/15/50	1,340	1,426,564
Series C-1, 5.25%, 11/15/55	1,980	2,137,469
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(a)	8,000	8,008,800
Series A, 5.00%, 06/01/42	4,520	4,537,402
Series A, 5.00%, 06/01/45	1,695	1,694,932
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	4,010	4,064,376
Series A-2-B, 5.00%, 06/01/51	6,865	6,954,657
New York Liberty Development Corp., Refunding RB(a)
Class 1, 5.00%, 11/15/44	12,115	12,427,930

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
New York Liberty Development Corp., Refunding RB(a) (continued)
Class 2, 5.15%, 11/15/34	$450	$472,536
Class 2, 5.38%, 11/15/40	1,070	1,119,669
New York State Dormitory Authority, Refunding RB(a)
5.00%, 12/01/33	590	687,486
5.00%, 12/01/35	785	905,364
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	3,000	3,232,440
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,295	1,385,780
AMT, 4.00%, 01/01/36	5,000	4,861,600
AMT, 5.00%, 10/01/40	3,650	3,878,234
AMT, 4.38%, 10/01/45	240	240,214
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	3,665	3,805,113
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(a)	530	536,779
Port Authority of New York & New Jersey, ARB, 221st Series, AMT, 4.00%, 07/15/60	16,595	18,250,019
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	670	767,606
Series A, 5.00%, 11/15/54	2,140	2,677,568
Westchester County Healthcare Corp, RB, Series A, Senior Lien, 5.00%, 11/01/44	1,348	1,467,448
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	935	989,651
Sub-Series C, 5.13%, 06/01/51	2,000	2,175,120

		102,146,162

North Carolina — 0.4%
North Carolina State Education Assistance Authority, RB, AMT, 3.13%, 06/01/39	2,125	2,049,796
North Carolina Turnpike Authority, RB, Senior Lien, 4.00%, 01/01/55	3,000	3,280,380

		5,330,176

North Dakota — 0.1%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	2,089,503

Ohio — 3.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	25,985	27,542,801
Butler County Port Authority, RB(a)
Series A-1, 6.25%, 01/15/34	1,575	1,517,827
Series A-1, 6.38%, 01/15/43	840	788,651
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	1,435	1,473,027
Franklin County Convention Facilities Authority, RB
5.00%, 12/01/44	1,800	1,819,062
5.00%, 12/01/51	4,000	3,929,880
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(a)	1,890	1,905,555
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	5,000	5,065,850

Security	Par (000)	Value

Ohio (continued)
Port of Greater Cincinnati Development Authority, RB, M/F Housing, Series A, 5.25%, 12/01/50	$740	$443,023
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(h)	5,980	5,968,399
State of Ohio, RB, AMT, 5.00%, 06/30/53	2,410	2,640,155

		53,094,230

Oklahoma — 1.1%
Norman Regional Hospital Authority, RB, 4.00%, 09/01/45	3,565	3,859,790
Oklahoma Development Finance Authority, RB
Series B, 5.00%, 08/15/38	4,585	5,325,844
Series B, 5.25%, 08/15/43	4,130	4,824,996
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,120,235

		15,130,865

Oregon — 0.7%
Medford Hospital Facilities Authority, Refunding RB
Series A, 4.00%, 08/15/50	4,845	5,469,375
Series A, 5.00%, 08/15/50	2,000	2,466,340
Oregon State Facilities Authority, RB(a)
Series A, 5.00%, 06/15/49	915	837,600
Series A, 5.25%, 06/15/55	505	476,357

		9,249,672

Pennsylvania — 1.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	1,185	1,226,416
Series A, 5.00%, 05/01/42	2,730	2,811,927
City of Philadelphia PAWater & Wastewater Revenue, RB, Series A, 5.00%, 11/01/50	6,000	7,572,660
East Hempfield Township Industrial Development Authority, RB
5.00%, 07/01/34	1,000	1,019,750
5.00%, 07/01/46	1,750	1,768,638
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	880	946,308
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 12/01/46	1,470	1,531,578
5.38%, 01/01/50	1,865	1,855,824
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,120	1,198,198
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	895	995,643
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	5,390	5,504,861

		26,431,803

Puerto Rico — 11.3%
Children’s Trust Fund, RB(c)
Series A, 0.00%, 05/15/57	63,950	4,127,333
Series B, 0.00%, 05/15/57	224,735	8,881,527
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(c)	2,000	169,920
Commonwealth of Puerto Rico, GO(e)(f)
Series A, 5.25%, 07/01/22	335	240,936

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO(e)(f) (continued)
Series A, 5.00%, 07/01/23	$1,250	$899,016
Series A, 5.13%, 07/01/31	215	154,631
Series A, 6.00%, 07/01/38	1,210	880,159
Series B, 5.25%, 07/01/17	1,060	722,717
Commonwealth of Puerto Rico, Refunding GO
Series A, 5.25%, 07/01/16(e)(f)	1,135	773,852
Series A, 5.50%, 07/01/18(e)(f)	200	136,362
Series A, 5.50%, 07/01/26	1,000	658,125
Series A, 8.00%, 07/01/35(e)(f)	15,486	9,766,788
Series A, 5.50%, 07/01/39(e)(f)	4,285	2,820,066
Series A, 6.50%, 07/01/40(e)(f)	2,610	1,898,524
Series A, 5.00%, 07/01/41(e)(f)	7,715	4,895,198
Series A, 5.75%, 07/01/41(e)(f)	385	263,437
Series C, 6.00%, 07/01/39(e)(f)	168	122,204
Series C, 6.50%, 07/01/40(e)(f)	400	290,962
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.75%, 07/01/37	1,565	1,611,840
Series A, Senior Lien, 5.25%, 07/01/42	4,890	4,993,081
Puerto Rico Electric Power Authority, 7.50%, 01/01/21(e)(f)(g)	4,430	3,255,309
Puerto Rico Electric Power Authority, RB
Series A, 7.25%, 07/01/30(e)(f)	250	183,711
Series A, 7.00%, 07/01/33(e)(f)	8,735	6,418,862
Series A, 6.75%, 07/01/36(e)(f)	5,165	3,795,469
Series A, 7.00%, 07/01/40(e)(f)	1,000	734,844
Series A, 5.00%, 07/01/42(e)(f)	2,315	1,641,773
Series A, 5.05%, 07/01/42(e)(f)	1,080	765,924
Series A, 7.00%, 07/01/43(e)(f)	775	569,504
Series A-3, 10.00%, 07/01/19(e)(f)	748	553,274
Series B-3, 10.00%, 07/01/19(e)(f)	748	553,274
Series C-1, 5.40%, 01/01/18(e)(f)	2,054	1,456,799
Series C-2, 5.40%, 07/01/18(e)(f)	2,054	1,457,035
Series C-4, 5.40%, 07/01/20(e)(f)	208	147,282
Series CCC, 5.00%, 07/01/22(e)(f)	715	507,070
Series CCC, 5.00%, 07/01/25(e)(f)	620	439,697
Series CCC, 5.25%, 07/01/26(e)(f)	590	418,422
Series CCC, 5.25%, 07/01/28	1,605	1,043,250
Series CCC, 5.25%, 07/01/28(e)(f)	340	241,124
Series TT, 5.00%, 07/01/25(e)(f)	3,270	2,319,048
Series TT, 5.00%, 07/01/26(e)(f)	455	322,681
Series TT, 5.00%, 07/01/32(e)(f)	380	269,492
Series WW, 5.50%, 07/01/19(e)(f)	890	631,178
Series WW, 5.38%, 07/01/24(e)(f)	815	577,989
Series WW, 5.25%, 07/01/25(e)(f)	1,940	1,375,827
Series WW, 5.25%, 07/01/33(e)(f)	315	223,395
Series WW, 5.50%, 07/01/38(e)(f)	415	294,313
Series WW, 5.50%, 07/01/49(e)(f)	335	237,578
Series XX, 5.25%, 07/01/27(e)(f)	230	163,113
Series XX, 5.25%, 07/01/35(e)(f)	705	499,978
Series XX, 5.75%, 07/01/36(e)(f)	200	141,838
Series XX, 5.25%, 07/01/40(e)(f)	8,385	5,946,550
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(e)(f)	765	542,530
Series AAA, 5.25%, 07/01/24(e)(f)	170	120,562
Series AAA, 5.25%, 07/01/25(e)(f)	1,695	1,202,075
Series AAA, 5.25%, 07/01/28	2,000	1,300,000
Series AAA, 5.25%, 07/01/28(e)(f)	1,655	1,173,708
Series AAA, 5.25%, 07/01/29(e)(f)	190	134,746

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series UU, 1.00%, 07/01/19(e)(f)(g)	$125	$81,250
Series UU, 1.16%, 07/01/19(e)(f)(g)	140	91,000
Series UU, 1.00%, 07/01/20(e)(f)(g)	1,135	734,913
Series UU, 3.47%, 02/15/21(g)	2,520	1,631,700
Series UU, 0.85%, 07/01/31(e)(f)(i)	1,345	870,888
Series ZZ, 5.25%, 07/01/19(e)(f)	1,050	744,648
Series ZZ, 5.25%, 07/01/21(e)(f)	90	63,827
Series ZZ, 5.25%, 07/01/23	370	240,500
Series ZZ, 5.25%, 07/01/24	4,345	2,824,250
Series ZZ, 5.25%, 07/01/24(e)(f)	705	499,978
Series ZZ, 5.25%, 07/01/25(e)(f)	265	187,935
Series ZZ, 5.25%, 07/01/26(e)(f)	85	60,281
Series ZZ, 5.00%, 07/01/28(e)(f)	345	244,670
Series ZZ, 5.00%, 07/01/49(e)(f)	330	234,032
Puerto Rico Public Buildings Authority, Refunding RB(e)(f)
Series F, (GTD), 5.25%, 07/01/24	1,495	1,192,263
Series G, (GTD), 4.75%, 07/01/32	1,230	980,925
Series M, (GTD), 6.25%, 07/01/31	2,000	1,640,834
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-1, Restructured, 0.00%, 07/01/29(c)	397	311,284
Series A-1, Restructured, 0.00%, 07/01/31(c)	615	448,833
Series A-1, Restructured, 0.00%, 07/01/33(c)	679	453,110
Series A-1, Restructured, 0.00%, 07/01/46(c)	35,524	10,029,136
Series A-1, Restructured, 0.00%, 07/01/51(c)	10,548	2,151,687
Series A-1, Restructured, 4.75%, 07/01/53	12,864	13,387,308
Series A-1, Restructured, 5.00%, 07/01/58	12,904	13,633,979
Series A-2, Restructured, 4.33%, 07/01/40	9,257	9,451,489
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,606,588
Series A-2, Restructured, 4.78%, 07/01/58	7,333	7,637,833
Series B-1, Restructured, 0.00%, 07/01/46(c)	2,066	582,054

		157,983,097

Rhode Island — 1.4%
Tobacco Settlement Financing Corp, Refunding RB
Series A, 5.00%, 06/01/35	1,005	1,124,575
Series A, 5.00%, 06/01/40	5,500	6,080,745
Series B, 4.50%, 06/01/45	6,350	6,635,940
Series B, 5.00%, 06/01/50	5,650	6,041,319

		19,882,579

South Carolina — 1.9%
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.00%, 11/15/42	585	593,172
Series A, 5.00%, 11/15/54	280	280,860
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 11/15/27	755	749,262
Series A, 5.00%, 05/01/48	5,825	6,714,186
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	3,475	3,887,205
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/50	13,005	14,632,576

		26,857,261

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	$410	$452,718
Franklin Health & Educational Facilities Board, Refunding RB, Series A, 7.50%, 06/01/47(a)(e)(f)	4,060	2,626,601
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36	560	646,430
Memphis-Shelby County Industrial Development Board, Refunding TA
Series A, 5.50%, 07/01/37	1,650	1,601,193
Series A, 5.63%, 01/01/46	1,875	1,758,319
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, RB, Series A, 5.00%, 07/01/40	925	1,073,379
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Refunding RB
Series A, 4.00%, 10/01/49	1,635	1,551,697
Series A, 5.25%, 10/01/58	3,335	3,588,993
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(a)	500	517,725

		13,817,055

Texas — 5.2%
Arlington Higher Education Finance Corp., RB
5.63%, 08/15/54(a)	6,260	6,297,122
Series A, 5.88%, 03/01/24	425	446,841
Series A, 4.63%, 08/15/46	830	834,789
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	1,610	1,624,522
Central Texas Regional Mobility Authority, Refunding RB(c)
0.00%, 01/01/28	3,000	2,665,440
0.00%, 01/01/29	500	429,150
0.00%, 01/01/30	1,330	1,101,506
0.00%, 01/01/31	4,000	3,197,400
City of Houston Texas Airport System Revenue, RB
AMT, 5.00%, 07/15/28	2,725	2,800,210
Series A, AMT, 6.63%, 07/15/38	1,110	1,127,593
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	634,145
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	3,925	4,008,838
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	3,380	3,517,262
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	518,338
Series A, 5.00%, 01/01/43	520	526,786
Series A, 5.13%, 01/01/48	1,535	1,554,955
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(c)	350	130,148
Hemphill County Hospital District, GO
4.63%, 02/01/39	1,500	1,328,460
4.75%, 02/01/45	2,500	2,197,725
Houston Higher Education Finance Corp., RB, 6.50%, 05/15/21(d)	535	555,886
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(a)	1,385	1,454,984

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB
5.00%, 08/15/39(a)	$420	$436,892
5.00%, 08/15/49(a)	825	847,481
Series A, 5.88%, 04/01/23(d)	890	1,015,855
Series A, 6.00%, 04/01/23(d)	1,355	1,550,825
New Hope Cultural Education Facilities Finance Corp., Refunding RB(a)
Series A, 5.00%, 08/15/36	2,520	2,539,681
Series A, 5.00%, 08/15/46	695	697,829
Newark Higher Education Finance Corp., RB
5.00%, 06/15/48	1,500	1,517,055
Series A, 5.50%, 08/15/35(a)	375	420,124
Series A, 5.75%, 08/15/45(a)	735	819,782
Port Beaumont Navigation District, Refunding RB(a)
Series A, AMT, 3.63%, 01/01/35	1,665	1,608,107
Series A, AMT, 4.00%, 01/01/50	3,600	3,525,696
Red River Health Facilities Development Corp., RB
5.13%, 01/01/41	600	600,048
7.25%, 12/15/42(e)(f)	1,330	879,883
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	8,560	10,268,747
Texas Transportation Commission, RB(c)
0.00%, 08/01/46	2,580	845,440
0.00%, 08/01/47	3,850	1,197,119
0.00%, 08/01/48	4,070	1,201,627
0.00%, 08/01/49	3,825	1,071,612
0.00%, 08/01/50	5,485	1,449,576
0.00%, 08/01/51	3,230	806,757
0.00%, 08/01/52	3,230	761,828
0.00%, 08/01/53	290	64,705
Town of Flower Mound Texas, SAB, 6.50%, 09/01/36	1,500	1,542,930

		72,621,699

Utah — 0.1%
Utah Charter School Finance Authority, Refunding RB, Series A, 6.75%, 10/15/43	2,050	2,054,469

Vermont — 0.2%
East Central Vermont Telecommunications District, RB, Series A, 4.75%, 12/01/40(a)	2,850	2,518,203

Virginia — 1.1%
Hanover County Economic Development Authority, Refunding RB, Series A, 5.00%, 07/01/47	1,015	1,017,345
Lower Magnolia Green Community Development Authority, SAB(a)
5.00%, 03/01/35	490	495,880
5.00%, 03/01/45	505	500,612
Mosaic District Community Development Authority, TA
Series A, 6.63%, 03/01/26	515	518,698
Series A, 6.88%, 03/01/36	450	452,137
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/49	1,250	1,279,537
Series A, 5.25%, 01/01/54	3,750	3,891,412
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	830	870,438

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	$2,885	$2,964,107
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	3,360	3,598,694

		15,588,860

Washington — 0.4%
Greater Wenatchee Regional Events Center Public Facilities Dist, Refunding RB, Series A, 5.50%, 09/01/42	1,005	986,699
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	885	961,039
Washington State Housing Finance Commission, Refunding RB(a)
5.75%, 01/01/35	355	372,104
6.00%, 01/01/45	940	978,427
5.00%, 01/01/48	2,410	2,523,993

		5,822,262

Wisconsin — 3.6%
Public Finance Authority, RB
5.00%, 06/15/39	310	353,571
5.00%, 06/15/41(a)	925	930,994
5.00%, 01/01/42(a)(h)	1,555	1,586,193
6.85%, 11/01/46(a)	1,325	1,393,185
7.00%, 11/01/46(a)	805	852,527
5.00%, 06/15/49	955	1,074,337
5.63%, 06/15/49(a)	6,000	6,171,240
5.00%, 04/01/50(a)	315	331,333
5.00%, 06/15/53	645	723,942
5.00%, 06/15/55(a)	2,405	2,314,163
5.00%, 01/01/56(a)(h)	3,790	3,806,524
Series A, 5.13%, 10/01/22(d)	1,850	2,031,004
Series A, 6.25%, 10/01/31(a)	910	950,632
Series A, 5.00%, 06/01/40(a)	750	748,830
Series A, 5.38%, 06/01/44(a)	1,215	1,126,985
Series A, 5.38%, 07/15/47(a)	1,595	1,663,681
Series A, 7.00%, 10/01/47(a)	910	933,387
Series A, 5.00%, 06/01/49(a)	1,340	1,284,511
Series A, 5.63%, 06/15/49(a)	8,105	7,779,989
Series A, 5.50%, 06/01/54(a)	1,500	1,383,750
Series A-1, 4.50%, 01/01/35(a)	895	897,264
Series A-1, 5.50%, 12/01/48(a)(e)(f)	38	35,276
Series A-1, 5.00%, 01/01/55(a)	2,470	2,440,607
Series B, 0.00%, 01/01/35(a)(c)	1,250	500,500
Series B, 0.00%, 01/01/60(a)(c)	17,150	1,043,235
Public Finance Authority, Refunding RB
5.00%, 03/01/52(a)	1,300	1,324,310
Series A, 5.00%, 10/01/34(a)	280	298,693
Series A, 5.00%, 10/01/39(a)	680	712,871
Series B, AMT, 5.00%, 07/01/42	2,150	2,245,911
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 11/01/46	1,130	1,139,752

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued)
5.00%, 11/01/54	$1,880	$1,856,105
Wisconsin Housing & Economic Development Authority, RB, Series A, 4.70%, 07/01/47	740	804,794

		50,740,096

Total Municipal Bonds — 91.9% (Cost: $1,241,324,025)		1,289,156,366

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

Georgia — 0.2%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,140	3,490,958

Illinois — 1.1%
Illinois Finance Authority, RB, Series A, (AGM), 6.00%, 08/15/41	2,480	2,587,260
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(d)	13	13,917
Series C, 4.00%, 02/15/41	6,497	7,194,992
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,011	5,805,182

		15,601,351

Maryland — 1.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	15,000	16,827,300

Massachusetts — 0.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	3,464	3,792,242

NewYork — 6.9%
Hudson Yards Infrastructure Corp., RB(k)
5.75%, 02/15/21(d)	1,065	1,085,488
5.75%, 02/15/47	655	667,759
New York City Housing Development Corp., RB
Series C-1A, 4.15%, 11/01/39	3,107	3,268,656
Series C-1A, 4.20%, 11/01/44	5,695	5,991,332
Series C-1A, 4.30%, 11/01/47	4,660	4,902,913
New York City Water & Sewer System, Refunding RB, Series HH, 5.00%, 06/15/31(k)	3,015	3,113,550
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	7,725	8,088,003
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(k)	2,520	2,648,085
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	3,421	3,931,289
New York State Dormitory Authority, Refunding RB
Series D, 4.00%, 02/15/47	17,080	19,408,346
Series E, 5.00%, 03/15/36	21,670	25,451,848
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	13,005	14,548,564
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,388,145

		96,493,978

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina — 0.3%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(d)	$2,930	$3,610,258

Pennsylvania — 1.2%
Pennsylvania Economic Development Financing Authority, RB, Series A-1, 4.00%, 04/15/50	11,000	12,262,027
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	3,677	4,393,671

		16,655,698

Rhode Island — 0.2%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(d)	2,641	2,834,840

Texas — 0.3%
Lower Colorado River Authority, Refunding RB, 4.00%, 05/15/43	3,480	3,603,610

Washington — 0.9%
City of Bellingham Washington Water & Sewer Revenue, RB, 5.00%, 08/01/40	2,999	3,118,666
Snohomish County Public Utility District No.1, RB, 5.00%, 12/01/45	8,664	10,230,487

		13,349,153

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	1,774	1,944,359

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.7% (Cost: $166,587,539)		178,203,747

Total Long-Term Investments — 104.6% (Cost: $1,407,911,564)		1,467,360,113

	Shares

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(l)(m)	36,963,582	36,970,974

Total Short-Term Securities — 2.6% (Cost: $36,967,432)		36,970,974

Total Investments — 107.2% (Cost: $1,444,878,996)		1,504,331,087

Other Assets Less Liabilities — 0.1%		1,182,935

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.3)%		(102,220,498)

Net Assets — 100.0%		$1,403,293,524

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	When-issued security.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 15, 2020 to February 15, 2047, is $4,332,891.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock High Yield Municipal Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$93,924,405	$—	$(56,953,431	)(a)	$177	$(177)	$36,970,974	36,963,582	$4,928	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,289,156,366	$—	$1,289,156,366
Municipal Bonds Transferred to Tender Option Bond Trusts	—	178,203,747	—	178,203,747
Short-Term Securities
Money Market Funds	36,970,974	—	—	36,970,974

	$36,970,974	$1,467,360,113	$—	$1,504,331,087

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $102,185,837 are categorized as Level 2 within the disclosure hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

GO	General Obligation Bonds

Portfolio Abbreviation (continued)

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

12

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock High Yield Municipal Fund

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	13